Operating Segments - Schedule of Segment Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 88,505,284	$ 79,406,768
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment liabilities	44,383,959	69,102,062
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment liabilities	8,085,044	9,874,301
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 36,036,281	$ 430,405